Investment Portfolio - March 31, 2022

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS - 91.3%
ALABAMA - 0.6%
Cullman Utilities Board Water Division, Revenue Bond, AGM, 4.000%, 9/1/2025	1,000,000	$1,056,322

ALASKA - 1.1%
Alaska Municipal Bond Bank Authority Electric Light & Power Impt., Revenue Bond, 5.000%, 12/1/2025	750,000	821,158
Electric Light & Power Impt., Revenue Bond, 5.000%, 12/1/2030	875,000	1,030,436
Public Impt., Unrefunded Balance, Series 2, Revenue Bond, 5.000%, 9/1/2022	135,000	135,402
		1,986,996
ARIZONA - 2.0%
Mesa
Multiple Utility Impt., Revenue Bond, 5.000%, 7/1/2023	1,050,000	1,090,026
Multiple Utility Impt., Revenue Bond, 5.000%, 7/1/2024	1,200,000	1,277,097
Scottsdale, Water & Sewer, Revenue Bond, 5.250%, 7/1/2022	1,130,000	1,141,694
		3,508,817
CALIFORNIA - 0.9%
California, G.O. Bond, 5.000%, 8/1/2025	1,410,000	1,545,879

COLORADO - 1.2%
Denver Wastewater Management Division Department of Public Works, Public Impt., Revenue Bond, 5.000%, 11/1/2029	750,000	880,392
E-470 Public Highway Authority, Senior Lien, Series A, Revenue Bond, 5.000%, 9/1/2026	1,000,000	1,112,498
		1,992,890
DISTRICT OF COLUMBIA - 2.1%
District of Columbia
Public Impt., Series A, G.O. Bond, 5.000%, 6/1/2022	1,385,000	1,393,903
Public Impt., Series D, G.O. Bond, 5.000%, 6/1/2022	1,250,000	1,258,035
District of Columbia Water & Sewer
Authority, Series C, Revenue Bond, 5.000%, 10/1/2022	1,000,000	1,019,107
		3,671,045
FLORIDA - 5.3%
Central Florida Expressway Authority
Senior Lien, Revenue Bond, 5.000%, 7/1/2024	500,000	531,986
Senior Lien, Revenue Bond, 5.000%, 7/1/2027	500,000	566,970
Senior Lien, Revenue Bond, 5.000%, 7/1/2038	530,000	591,748
Florida, Series B, G.O. Bond, 5.000%, 6/1/2024	930,000	991,374

	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)
FLORIDA (continued)
Florida Department of Transportation Turnpike System, Series B, Revenue Bond, 2.500%, 7/1/2026	505,000	$508,017
JEA Electric System, Series A, Revenue Bond, 5.000%, 10/1/2028	1,000,000	1,150,254
Miami-Dade County, Water & Sewer System, Sewer Impt., Revenue Bond, 5.000%, 10/1/2028	2,000,000	2,326,211
Orlando Utilities Commission, Series C, Revenue Bond, 5.000%, 10/1/2025	665,000	733,089
Port St. Lucie Utility System, Water Utility Impt., Revenue Bond, NATL, 5.250%, 9/1/2023	500,000	523,939
Tampa-Hillsborough County Expressway Authority, Highway Impt., Series A, Revenue Bond, BAM, 5.000%, 7/1/2028	1,000,000	1,149,833
		9,073,421
GEORGIA - 3.6%
Georgia, School Impt., Series A, G.O. Bond, 5.000%, 7/1/2033	5,000,000	6,121,689

HAWAII - 0.6%
Hawaii, Series GJ, G.O. Bond, 1.033%, 8/1/2025	500,000	473,106
Honolulu County, Series E, G.O. Bond, 5.000%, 9/1/2028	500,000	571,416
		1,044,522
ILLINOIS - 5.2%
Aurora, Waterworks & Sewerage Series B, Revenue Bond, 3.000%, 12/1/2022	500,000	505,687
Series B, Revenue Bond, 3.000%, 12/1/2023	625,000	637,064
Illinois, Public Impt., Series A, G.O. Bond, 5.000%, 11/1/2024	1,800,000	1,915,005
Illinois Municipal Electric Agency Series A, Revenue Bond, 5.000%, 2/1/2025	2,000,000	2,142,305
Series A, Revenue Bond, 5.000%, 2/1/2026	730,000	789,325
Illinois State Toll Highway Authority Highway Impt., Series B, Revenue Bond, 5.000%, 1/1/2038	1,050,000	1,144,256
Series B, Revenue Bond, 5.000%, 1/1/2031	1,500,000	1,767,031
		8,900,673
INDIANA - 0.6%
South Bend Sewage Works, Revenue Bond, 3.000%, 12/1/2025	1,075,000	1,108,242

IOWA - 1.5%
Cedar Falls, Electric Utility, Revenue Bond, 5.000%, 12/1/2023	2,000,000	2,099,684

Investment Portfolio - March 31, 2022

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)
IOWA (continued)
Johnston, Public Impt., Series A, G.O. Bond, 5.000%, 6/1/2023	520,000	$540,136
		2,639,820
KANSAS - 1.2%
Topeka, Series A, G.O. Bond, 4.000%, 8/15/2024	1,440,000	1,507,354
Wichita, Water & Sewer Utility, Series A, Revenue Bond, 5.000%, 10/1/2024	500,000	538,128
		2,045,482
KENTUCKY - 2.5%
Kentucky Municipal Power Agency, Series A, Revenue Bond, NATL, 5.000%, 9/1/2024	1,355,000	1,421,998
Louisville/Jefferson County Metropolitan Government, Public Impt., G.O. Bond, 4.900%, 11/15/2023	2,760,000	2,865,829
		4,287,827
LOUISIANA - 0.7%
New Orleans
Sewer Impt., Revenue Bond, 5.000%, 6/1/2023	300,000	310,660
Sewer Impt., Series B, Revenue Bond, 5.000%, 6/1/2027	500,000	561,059
Shreveport, Water & Sewer, Series B, Revenue Bond, AGM, 3.000%, 12/1/2022	300,000	302,895
		1,174,614
MAINE - 0.8%
Maine Municipal Bond Bank, Highway Impt., Series A, Revenue Bond, 5.000%, 9/1/2027	675,000	762,043
Maine Turnpike Authority, Highway Impt. Revenue Bond, 5.000%, 7/1/2033	550,000	647,781
		1,409,824
MARYLAND - 3.9%
Baltimore County, G.O. Bond, 5.000%, 3/1/2023	665,000	685,380
Maryland, School Impt., Series A, G.O. Bond, 5.000%, 3/1/2033	5,000,000	6,057,980
		6,743,360
MASSACHUSETTS - 1.0%
Massachusetts
Public Impt., Series D, G.O. Bond, 5.000%, 4/1/2026	1,095,000	1,218,451
Series B, G.O. Bond, 5.000%, 7/1/2024	410,000	437,871
		1,656,322
MISSISSIPPI - 0.3%
Mississippi, Series E, G.O. Bond, 1.122%, 10/1/2025	500,000	474,523

MISSOURI - 1.7%
Clayton, G.O. Bond, 4.000%, 3/15/2028	510,000	563,484

	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)
MISSOURI (continued)
Kansas City, Sanitary Sewer System, Sewer Impt., Series A, Revenue Bond, 4.000%, 1/1/2025	750,000	$791,480
Missouri Joint Municipal Electric Utility Commission, Prairie Street Project, Revenue Bond, 5.000%, 1/1/2027	1,410,000	1,576,206
		2,931,170
NEBRASKA - 1.5%
Lincoln Electric System Revenue, Prerefunded Balance, Series A, Revenue Bond, 5.000%, 9/1/2030	1,000,000	1,086,546
Nebraska Public Power District, Series B, Revenue Bond, 5.000%, 1/1/2030	640,000	759,774
Omaha, Public Impt., Series A, G.O. Bond, 2.500%, 1/15/2023	760,000	766,533
		2,612,853
NEVADA - 0.8%
Washoe County School District, School Impt., Series A, G.O. Bond, 5.000%, 10/1/2025	1,230,000	1,351,637

NEW JERSEY - 1.8%
New Jersey Economic Development Authority
Revenue Bond, 5.000%, 6/15/2028	700,000	785,816
School Impt., Revenue Bond, 5.000%, 6/15/2029	750,000	850,790
New Jersey Transportation Trust Fund Authority, Transit Impt., Series AA, Revenue Bond, 5.000%, 6/15/2026	1,445,000	1,556,677
		3,193,283
NEW MEXICO - 1.2%
Albuquerque Bernalillo County Water Utility Authority, Water Utility Impt., Revenue Bond, 5.000%, 7/1/2022	1,250,000	1,261,801
Bernalillo County, Public Impt., Recreational Facility Impt., G.O. Bond, 4.000%, 8/15/2024	785,000	823,638
		2,085,439
NEW YORK - 14.5%
Metropolitan Transportation Authority, Transit Impt., Green Bond, Series C-1, Revenue Bond, 4.750%, 11/15/2045	2,000,000	2,174,624
New York City Public Impt., Subseries F-3, G.O. Bond, 5.000%, 12/1/2024	825,000	888,622
Series D, G.O. Bond, 1.216%, 8/1/2026	1,200,000	1,118,647
Series E, G.O. Bond, 5.000%, 8/1/2026	1,905,000	2,124,857
Series J, G.O. Bond, 5.000%, 8/1/2023	950,000	990,266
New York City Municipal Water Finance Authority, Series EE, Revenue Bond, 5.000%, 6/15/2040	3,500,000	3,932,374

Investment Portfolio - March 31, 2022

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)
NEW YORK (continued)
New York City Transitional Finance Authority, Building Aid, Prerefunded Balance, Series S-4A, Revenue Bond, 5.000%, 7/15/2023	645,000	$671,290
New York State Dormitory Authority
Public Impt., Prerefunded Balance, Series C, Revenue Bond, 5.000%, 3/15/2023	2,000,000	2,062,936
School Impt., Series E, Revenue Bond, AGM, 5.000%, 10/1/2025	860,000	900,362
Series C, Revenue Bond, 0.887%, 3/15/2025	950,000	896,287
Series C, Revenue Bond, 1.187%, 3/15/2026	1,110,000	1,035,253
New York State Thruway Authority, Series B, Revenue Bond, 4.000%, 1/1/2038	2,390,000	2,518,425
New York State Urban Development Corp.
Economic Impt., Correctional Facility Impt, Series B, Revenue Bond, 2.020%, 3/15/2024	475,000	470,470
Highway Impt., Series C, Revenue Bond, 5.000%, 3/15/2024	765,000	788,550
Port Authority of New York & New Jersey, Airport & Marina Impt., Consolidated Series 222, Revenue Bond, 5.000%, 7/15/2032	1,185,000	1,398,770
Triborough Bridge & Tunnel Authority, Series A, Revenue Bond, 5.000%, 11/15/2023	2,805,000	2,904,045
		24,875,778
NORTH CAROLINA - 1.7%
Charlotte, Series A, G.O. Bond, 5.000%, 8/1/2022	615,000	623,098
North Carolina Turnpike Authority, Highway Impt., Revenue Bond, 5.000%, 2/1/2024	1,500,000	1,576,222
Raleigh, Series A, G.O. Bond, 5.000%, 9/1/2023	700,000	731,958
		2,931,278
OHIO - 2.7%
Brecksville-Broadview Heights City School District, School Impt., Prerefunded Balance, G.O. Bond, 5.000%, 12/1/2048	1,000,000	1,052,772
Cincinnati, Public Impt., Series A, G.O. Bond, 5.000%, 12/1/2027	1,100,000	1,270,584
Mason
Recreational Facility Impt., Series A, G.O. Bond, 3.000%, 12/1/2023	595,000	606,973
Recreational Facility Impt., Series B, G.O. Bond, 2.000%, 12/1/2023	680,000	682,621

	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)
OHIO (continued)
Middletown City School District, School Impt., Prerefunded Balance, G.O. Bond, 5.250%, 12/1/2040	1,000,000	$1,026,236
		4,639,186
OREGON - 0.8%
Metro, Recreational Facility Impt., Series A, G.O. Bond, 5.000%, 6/1/2023	825,000	830,208
Oregon, Public Impt., Series K, G.O. Bond, 5.000%, 8/1/2023	575,000	599,773
		1,429,981
PENNSYLVANIA - 4.1%
Pennsylvania Turnpike Commission
Highway Impt., Series A, Revenue Bond, 5.000%, 12/1/2029	750,000	872,917
Highway Impt., Series A, Revenue Bond, 5.000%, 12/1/2030	850,000	988,179
Highway Impt., Series A-1, Revenue Bond, 5.000%, 12/1/2023	1,200,000	1,261,675
Series A-2, Revenue Bond, 5.000%, 6/1/2028	590,000	649,776
Philadelphia, Water & Wastewater, Water Utility Impt., Series A, Revenue Bond, 5.000%, 11/1/2040	2,450,000	2,857,051
Pittsburgh Water & Sewer Authority, Series B, Revenue Bond, AGM, 5.000%, 9/1/2032	300,000	348,836
		6,978,434
TENNESSEE - 4.0%
Knoxville Electric System Revenue
Series FF, Revenue Bond, 5.000%, 7/1/2023	800,000	807,290
Series FF, Revenue Bond, 5.000%, 7/1/2025	705,000	710,876
Knoxville, Wastewater System, Sewer Impt., Series A, Revenue Bond, 5.000%, 4/1/2032	2,500,000	3,079,339
Metropolitan Government of Nashville & Davidson County, Water & Sewer, Series B, Revenue Bond, 1.031%, 7/1/2025	650,000	617,501
Putnam County, G.O. Bond, 5.000%, 4/1/2025	500,000	543,477
Sullivan County, Correctional Facility Impt, G.O. Bond, 5.000%, 5/1/2027	1,000,000	1,137,985
		6,896,468
TEXAS - 8.9%
Austin Electric Utility, Series A, Revenue Bond, 5.000%, 11/15/2022	500,000	511,681
Central Texas Turnpike System, Series C, Revenue Bond, 5.000%, 8/15/2027	1,470,000	1,557,288
Corpus Christi, G.O. Bond, 5.000%, 3/1/2024	1,000,000	1,059,173
Harris County, Senior Lien, Toll Road Impt., Series B, Revenue Bond, 5.000%, 8/15/2023	600,000	626,141

Investment Portfolio - March 31, 2022

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)
TEXAS (continued)
Houston, Combined Utility System, Series C, Revenue Bond, 5.000%, 5/15/2024	1,005,000	$1,069,489
North Texas Municipal Water District Water System, Series A, Revenue Bond, 5.000%, 9/1/2027	1,500,000	1,713,636
North Texas Tollway Authority
Series A, Revenue Bond, 5.000%, 1/1/2026	500,000	525,739
Series A, Revenue Bond, 5.000%, 1/1/2027	2,000,000	2,201,343
Series B, Revenue Bond, 5.000%, 1/1/2029	925,000	1,071,676
San Angelo Independent School District, Series A, G.O. Bond, 5.000%, 2/15/2024	1,645,000	1,739,655
San Antonio Electric & Gas, Revenue Bond, 5.000%, 2/1/2025	1,000,000	1,010,910
Texas Municipal Gas Acquisition & Supply Corp. III
Revenue Bond, 5.000%, 12/15/2026	200,000	214,957
Revenue Bond, 5.000%, 12/15/2027	600,000	651,154
Revenue Bond, 5.000%, 12/15/2028	250,000	274,572
Texas Water Development Board, Water Utility Impt., Revenue Bond, 5.000%, 10/15/2025	1,000,000	1,098,406
		15,325,820
VIRGINIA - 4.0%
Fairfax County, Series B, G.O. Bond, 5.000%, 10/1/2024	5,855,000	6,302,885
Richmond, Public Utility, Series B, Revenue Bond, 2.086%, 1/15/2025	515,000	507,073
		6,809,958
WASHINGTON - 4.2%
Washington
School Impt., Series 2020A, G.O. Bond, 5.000%, 8/1/2032	4,255,000	5,015,608
Series R, G.O. Bond, 5.000%, 8/1/2027	2,000,000	2,290,646
		7,306,254
WISCONSIN - 4.3%
Mid-St. Technical College District, G.O. Bond, 2.000%, 3/1/2024	600,000	600,779
Western Technical College District, Series A, G.O. Bond, 3.000%, 4/1/2025	600,000	615,006
Wisconsin, Public Impt., Series B, G.O. Bond, 5.000%, 5/1/2024	5,750,000	6,110,089
		7,325,874
TOTAL MUNICIPAL BONDS (Identified Cost $162,716,107)		157,135,681

MUTUAL FUND - 4.0%
iShares National Muni Bond ETF (Identified Cost $7,083,057)	62,191	6,818,621

	PRINCIPAL AMOUNT1/ SHARES	VALUE

SHORT-TERM INVESTMENT - 3.7%
Dreyfus Government Cash Management, Institutional Shares, 0.19%[2]
(Identified Cost $6,423,878)	6,423,878	$6,423,878

TOTAL INVESTMENTS - 99.0%
(Identified Cost $176,223,042)		170,378,180
OTHER ASSETS, LESS LIABILITIES - 1.0%		1,652,872
NET ASSETS - 100.0%		$172,031,052

Investment Portfolio - March 31, 2022

(unaudited)

KEY:

ETF - Exchange-Traded Fund

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGM (Assurance Guaranty Municipal Corp.)

BAM (Build America Mutual Assurance Co.)

NATL (National Public Finance Guarantee Corp.)

The insurance does not guarantee the market value of the municipal bonds.

1Amount is stated in USD unless otherwise noted.

2Rate shown is the current yield as of March 31, 2022.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2022 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Municipal Bonds	$157,135,681	$—	$157,135,681	$—
Mutual fund	6,818,621	6,818,621	—	—
Short-Term Investment	6,423,878	6,423,878	—	—
Total assets	$170,378,180	$13,242,499	$157,135,681	$—

There were no Level 3 securities held by the Series as of December 31, 2021 or March 31, 2022.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.